Fair Value	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Fair Value	Fair Value
As of June 30, 2026, the carrying amount was a reasonable approximation of fair value for the following financial assets and liabilities:
Financial assets
•Cash and cash equivalents
•Accounts receivable
•Other non-current assets—lease deposits
Financial liabilities
•Accounts payable
•Accrued liabilities
•Borrowings
Recurring fair-value measurements

The following table presents the Company’s fair value hierarchy for its financial assets and financial liabilities that were measured at fair value on a recurring basis (in USD thousands):

	June 30, 2026
	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$46,673	$—	$—
Equity Investments:
Equity Investments	$—	$1,936	$—
Total financial assets	$46,673	$1,936	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$2,144	$—
Total financial liabilities	$—	$2,144	$—

	December 31, 2025
	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$27,528	$—	$—
Equity Investments:
Equity Investments	$—	$1,977	$—
Total financial assets	$27,528	$1,977	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$1,412	$—
Total financial liabilities	$—	$1,412	$—

During the three and six months ended June 30, 2026 and 2025, there were no significant changes in the business or economic circumstances that affected the fair value of the Company’s financial assets and financial liabilities. There were also no transfers between categories.